UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended June 30, 2008.


If amended report check here: ____

American National Bank and Trust Company
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

628 Main Street                         Danville           VA         24541
--------------------------------------------------------------------------------
Business Address     (Street)           (City)          (State)       (Zip)

Danny K. Wrenn  (434) 773-2245  Senior Vice President and Senior Trust Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
--------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 18th day of
July, 2008.                  --------              --------
      -----

                                              AMERICAN NATIONAL BANK & TRUST CO.
                                              ----------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ Danny K. Wrenn
                                    --------------------------------------------
                                    Senior Vice-President & Senior Trust Officer

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          157
                                         -----------
Form 13F Information Table Value Total:     $177,859
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
TRANSOCEAN SEDCO NEW                            G90073100     3864   25357 SH       SOLE              14242  10784  331
TRANSOCEAN SEDCO NEW                            G90073100       44     292 SH       DEFINED             154    138    0
AT&T INC                                        00206R102      662   19647 SH       SOLE              14695   4952    0
AT&T INC                                        00206R102      108    3205 SH       DEFINED            1292   1913    0
ABBOTT LABORATORIES                             2824100        450    8491 SH       SOLE               2391   6100    0
ABBOTT LABORATORIES                             2824100         21     400 SH       DEFINED               0    400    0
ADOBE SYSTEM INC                                00724F101     2164   54950 SH       SOLE              29350  24900  700
ADOBE SYSTEM INC                                00724F101       16     400 SH       DEFINED               0    400    0
ALLIANCE ONE INTL INC                           18772103        53   10400 SH       SOLE                900   9500    0
ALTRIA GROUP INC                                02209S103      283   13773 SH       SOLE               9338   4435    0
ALTRIA GROUP INC                                02209S103      166    8081 SH       DEFINED            3850   4231    0
AMERICA MOVIL S.A.B.                            02364W105     1774   33625 SH       SOLE              18275  14950  400
AMERICA MOVIL S.A.B.                            02364W105        8     150 SH       DEFINED               0    150    0
AMERICAN ELECTRIC POWER CO                      25537101       242    6022 SH       SOLE               4742   1280    0
AMERICAN NATIONAL BANKSHARES                    27745108      6675  365739 SH       SOLE             261564 104175    0
AMERICAN NATIONAL BANKS                         27745108       339   18597 SH       DEFINED           17187   1410    0
APPLE INC                                       37833100      4735   28280 SH       SOLE              17830  10150  300
APPLE INC                                       37833100        29     175 SH       DEFINED              50    125    0
AUTODESK INC                                    52769106      2667   78900 SH       SOLE              41575  36475  850
AUTODESK INC                                    52769106        25     750 SH       DEFINED             300    450    0
BB&T CORP                                       54937107      1822   80013 SH       SOLE              71663   8350    0
BB&T CORP                                       54937107       841   36950 SH       DEFINED             567  36383    0
BP PLC ADR                                      55622104      1139   16373 SH       SOLE              15453    920    0
BP PLC ADR                                      55622104        37     528 SH       DEFINED               0    528    0
BANK OF AMERICA CORP                            60505104      1397   58557 SH       SOLE              44857  13700    0
BANK OF AMERICA CORP                            60505104        14     566 SH       DEFINED             166    400    0
BLACKROCK INC.                                  09247X101     2063   11655 SH       SOLE               6095   5460  100
BRISTOL-MYERS SQUIBB                            110122108      880   42871 SH       SOLE              41196   1675    0
CABELAS                                         126804301     1079   97975 SH       SOLE              58800  37675 1500
CABELAS                                         126804301        4     350 SH       DEFINED             350      0    0
CALAMOS CONVERTIBLE                             128117108      151   10749 SH       SOLE              10749      0    0
OPPORTUNITIES & INCOME FUND
CAPITAL ONE FINANCIAL CORP                      14040H105     1861   48969 SH       SOLE              26101  22368  500
CAPITAL ONE FINANCIAL CORP                      14040H105       57    1500 SH       DEFINED             100   1400    0
CHEVRON CORPORATION                             166764100     1940   19571 SH       SOLE              14150   5421    0
CHEVRON CORPORATION                             166764100       40     400 SH       DEFINED             400      0    0
COCA COLA CO                                    191216100     1456   28018 SH       SOLE              21968   6050    0
COLGATE PALMOLIVE COMPANY                       194162103      779   11267 SH       SOLE               5645   5622    0
COLGATE PALMOLIVE COMPANY                       194162103       21     300 SH       DEFINED               0    300    0
CONOCOPHILLIPS COM                              20825C104     3882   41123 SH       SOLE              23813  16810  500
CONOCOPHILLIPS COM                              20825C104      192    2036 SH       DEFINED              50   1986    0
CORNING, INC                                    219350105     2236   97055 SH       SOLE              49705  45850 1500
CORNING, INC                                    219350105        6     250 SH       DEFINED             250      0    0
DENTSPLY INTERNATIONAL INC                      249030107     1999   54330 SH       SOLE              31580  21950  800
DENTSPLY INTERNATIONAL INC                      249030107       17     450 SH       DEFINED               0    450    0
DOMINION RES INC VA NEW                         25746U109      597   12568 SH       SOLE               7008   5560    0
DOMINION RES INC VA NEW                         25746U109       28     600 SH       DEFINED             400    200    0
EI DU PONT DE NEMOURS & CO                      263534109      259    6045 SH       SOLE                905   5140    0
EI DU PONT DE NEMOURS & CO                      263534109       28     650 SH       DEFINED               0    650    0
DUKE ENERGY HOLDING CORP                        26441C105     2158  124210 SH       SOLE              80610  41900 1700
DUKE ENERGY HOLDING CORP                        26441C105       31    1760 SH       DEFINED             200   1560    0
EDISON INTERNATIONAL                            281020107      313    6100 SH       SOLE               5000   1100    0
EMERSON ELECTRIC CO                             291011104      319    6450 SH       SOLE               5650    800    0
EQUIFAX INC                                     294429105      418   12428 SH       SOLE               2128  10300    0
EXXON MOBIL CORP COM                            30231G102     7642   86716 SH       SOLE              52803  33913    0
EXXON MOBIL CORP COM                            30231G102      419    4750 SH       DEFINED            3150   1600    0
FLUOR CORP NEW                                  343412102     3572   19195 SH       SOLE              11395   7575  225
FLUOR CORP NEW                                  343412102        9      50 SH       DEFINED              50      0    0
FORTUNE BRANDS INC                              349631101      220    3528 SH       SOLE               1528   2000    0
GENENTECH INC                                   368710406     2494   32860 SH       SOLE              20560  11700  600
GENENTECH INC                                   368710406       19     250 SH       DEFINED             100    150    0
GENERAL ELECTRIC COMPANY                        369604103     3573  133930 SH       SOLE              85218  48712    0
GENERAL ELECTRIC COMPANY                        369604103       67    2505 SH       DEFINED               0   2505    0
GENERAL MILLS INC                               370334104      413    6800 SH       SOLE               6800      0    0
GENTEX CORP                                     371901109     2529  175116 SH       SOLE             108291  64725 2100
GENTEX CORP                                     371901109       30    2100 SH       DEFINED            1050   1050    0
HERSHEY FOODS CORP COM                          427866108      223    6800 SH       SOLE               2600   3600  600
HEWLETT PACKARD CO                              428236103      444   10050 SH       SOLE               1000   9050    0
HOLOGIC INC                                     436440101     1900   87200 SH       SOLE              47600  38500 1100
HOLOGIC INC                                     436440101       17     800 SH       DEFINED             200    600    0
HONEYWELL INTL INC COM                          438516106      249    4951 SH       SOLE                825   4126    0
HOOKER FURNITURE CORP                           439038100     1251   72284 SH       SOLE              72284      0    0
INTERNATIONAL BUSINESS                          459200101      672    5669 SH       SOLE               3245   2424    0
MACHINES CORP
INTERNATIONAL BUSINESS                          459200101       59     500 SH       DEFINED             500      0    0
MACHINES CORP
ISHARES CHINA FUND                              464287184     1021    7801 SH       SOLE               5207   2594    0
ISHARES CHINA FUND                              464287184       11      85 SH       DEFINED              85      0    0
I SHARES TR S & P 500 INDEX                     464287200      209    1630 SH       SOLE               1250    380    0
FUND
INTERNATIONAL EQUITY FUND                       464287465     4961   72241 SH       SOLE              54175  18057    9
INTERNATIONAL EQUITY FUND                       464287465       10     147 SH       DEFINED             147      0    0
SMALL CAP BLENDED STYLE EQUITY                  464287804     4853   80654 SH       SOLE              41931  37355 1368
FUND
SMALL CAP BLENDED STYLE EQUITY                  464287804        2      39 SH       DEFINED              39      0    0
FUND
ETF ISHARES (INTERM GOVT BOND)                  464288612     9126   88796 SH       SOLE              66922  21874    0
ETF ISHARES (INTERM GOVT BOND)                  464288612      324    3150 SH       DEFINED            3150      0    0
JOHNSON & JOHNSON                               478160104     1516   23570 SH       SOLE               7238  16332    0
JOHNSON & JOHNSON                               478160104       61     950 SH       DEFINED             350    600    0
KIMBERLY CLARK CORPORATION                      494368103      283    4731 SH       SOLE               2860   1871    0
KIMBERLY CLARK CORPORATION                      494368103       12     200 SH       DEFINED               0    200    0
KRAFT FOODS INC                                 50075N104      199    7000 SH       SOLE               6062    938    0
KRAFT FOODS INC                                 50075N104      179    6281 SH       DEFINED            3355   2926    0
LABORATORY CORP OF AMERICA                      50540R409     3262   46850 SH       SOLE              25150  21100  600
LABORATORY CORP OF AMERICA                      50540R409       21     300 SH       DEFINED               0    300    0
ELI LILLY & CO                                  532457108      300    6500 SH       SOLE               6500      0    0
LOWES COMPANY INC                               548661107     2298  110742 SH       SOLE              74978  34264 1500
LOWES COMPANY INC                               548661107       10     500 SH       DEFINED             200    300    0
MEMC ELECTRONIC MATERIALS                       552715104     1050   17055 SH       SOLE               9765   6940  350
MEMC ELECTRONIC MATERIALS                       552715104       11     180 SH       DEFINED               0    180    0
MCDONALDS CORP                                  580135101      281    5000 SH       SOLE               4600    400    0
MCGRAW HILL COMPANIES INC                       580645109     2238   55790 SH       SOLE              34690  20100 1000
MCGRAW HILL COMPANIES INC                       580645109       26     650 SH       DEFINED             150    500    0
MERCK & CO INC                                  589331107      983   26080 SH       SOLE              10755  15325    0
MERCK & CO INC                                  589331107       65    1715 SH       DEFINED             515   1200    0
MONSANTO COMPANY                                61166W101     9216   72892 SH       SOLE              43443  28649  800
MONSANTO COMPANY                                61166W101      275    2176 SH       DEFINED            1626    550    0
NATIONAL OILWELL VARCO INC                      637071101     6734   75900 SH       SOLE              44450  30650  800
NATIONAL OILWELL VARCO INC                      637071101       44     500 SH       DEFINED               0    500    0
NORFOLK SOUTHERN CORP                           655844108     1022   16309 SH       SOLE              15109   1200    0
NORFOLK SOUTHERN CORP                           655844108       38     600 SH       DEFINED             600      0    0
NUCOR                                           670346105     4107   55000 SH       SOLE              32800  21200 1000
NUCOR                                           670346105       26     350 SH       DEFINED             100    250    0
PAYCHEX INC COM                                 704326107     2273   72700 SH       SOLE              35665  36035 1000
PAYCHEX INC COM                                 704326107       13     425 SH       DEFINED               0    425    0
PEPSICO INC                                     713448108     2367   37221 SH       SOLE              22296  14925    0
PEPSICO INC                                     713448108       72    1135 SH       DEFINED             435    700    0
PFIZER INC                                      717081103     1156   66195 SH       SOLE              46281  19914    0
PFIZER INC                                      717081103       45    2600 SH       DEFINED            2500    100    0
PHARMACEUTICAL PRODUCT DEV                      717124101     4291  100030 SH       SOLE              57080  41800 1150
PHARMACEUTICAL PRODUCTDEV                       717124101       31     725 SH       DEFINED               0    725    0
PHILLIP MORRIS INTL INC                         718172109      680   13773 SH       SOLE               9338   4435    0
PHILLIP MORRIS INTL INC                         718172109      399    8081 SH       DEFINED            3850   4231    0
PRECISION CASTPARTS CORP                        740189105     3949   40974 SH       SOLE              23774  16700  500
PRECISION CASTPARTS CORP                        740189105       24     250 SH       DEFINED               0    250    0
T ROWE PRICE INC                                74144T108     1862   32970 SH       SOLE              18420  13750  800
T ROWE PRICE INC                                74144T108       17     300 SH       DEFINED               0    300    0
PROCTER & GAMBLE CO                             742718109     3207   52735 SH       SOLE              32828  19607  300
PROCTER & GAMBLE CO                             742718109      143    2350 SH       DEFINED             450   1900    0
PROGRESS ENERGY INC COM                         743263105      200    4781 SH       SOLE               1817   2964    0
LARGE CAP BLENDED STYLE S7P                     78462F103      401    3136 SH       SOLE               2782    332   22
500 FD
SCHLUMBERGER LTD                                806857108      520    4837 SH       SOLE               4549    288    0
SOUTHERN COMPANY                                842587107      511   14645 SH       SOLE               8283   6362    0
SOUTHERN COMPANY                                842587107        1      40 SH       DEFINED              40      0    0
SPECTRA ENERGY CORP                             847560109      294   10223 SH       SOLE              10223      0    0
SPECTRA ENERGY CORP                             847560109        5     180 SH       DEFINED               0    180    0
STATE STREET BANK CORP                          857477103      269    4200 SH       SOLE                300   3900    0
SUNCOR ENERGY INC                               867229106     2689   46280 SH       SOLE              28130  17550  600
SUNCOR ENERGY INC                               867229106       35     600 SH       DEFINED             100    500    0
SUNTRUST BANKS, INC.                            867914103      124    3423 SH       SOLE                500   2923    0
SUNTRUST BANKS, INC.                            867914103     1300   35888 SH       DEFINED               0  35888    0
TEVA PHARMACEUTICAL IND                         881624209     4335   94675 SH       SOLE              57125  36450 1100
TEVA PHARMACEUTICAL IND                         881624209       64    1400 SH       DEFINED             400   1000    0
TRACTOR SUPPLY CO                               892356106     1061   36550 SH       SOLE              23950  12000  600
TRACTOR SUPPLY CO                               892356106        6     200 SH       DEFINED               0    200    0
UST INC                                         902911106      358    6550 SH       SOLE               5950    600    0
UNITED TECHNOLOGIES CORP                        913017109     3027   49056 SH       SOLE              27025  21431  600
UNITED TECHNOLOGIES CORP                        913017109       28     450 SH       DEFINED             100    350    0
VERIZON COMMUNICATIONS INC                      92343V104      228    6432 SH       SOLE               4918   1514    0
VERIZON COMMUNICATIONS INC                      92343V104       62    1758 SH       DEFINED            1298    460    0
WACHOVIA CORP                                   929903102      970   62462 SH       SOLE              51875  10587    0
WACHOVIA CORP                                   929903102       99    6399 SH       DEFINED             619   5780    0
WAL-MART STORES                                 931142103      225    4000 SH       SOLE               4000      0    0
WALGREEN CO                                     931422109     3433  105616 SH       SOLE              63752  41264  600
WELLS FARGO & CO NEW                            949746101      323   13600 SH       SOLE               2200  11400    0
WHOLE FOOD MARKET INC                           966837106      831   35100 SH       SOLE              19750  14350 1000
WHOLE FOOD MARKET INC                           966837106        4     150 SH       DEFINED             150      0    0
WYETH COM                                       983024100      686   14316 SH       SOLE               8016   6300    0
WYETH COM                                       983024100       38     800 SH       DEFINED             800      0    0
ZIMMER HLDGS INC                                98956P102     2219   32608 SH       SOLE              20867  11141  600
ZIMMER HLDGS INC                                98956P102       19     280 SH       DEFINED               0    280    0